Contract Liability (Tables)	6 Months Ended
Apr. 30, 2024
Contract Liability [Abstract]
Schedule of Contract Liability	Contract liability consists of the following:
	April 30,	October 31,
	2024	2023
Customer deposits for car purchase	$190,989	$971,525
Total, net	$190,989	$971,525